Accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Payables and Accruals [Abstract]
Schedule of accrued liabilities

	Note	December 31, 2023	December 31, 2022
Payroll liabilities		$28,524	$16,082
Current portion of DSU liabilities	20(c)	—	5,099
Income and other taxes payable		26,515	8,189
Loans from affiliates and joint ventures		11,387	—
Obligation related to MacKellar acquisition		20,070	—
Obligation related to DGI acquisition		2,431	1,720
Deferred consideration related to ML Northern acquisition	21(b)	—	5,002
Dividends payable	16(d)	2,674	2,098
Other		3,125	5,594
		$94,726	$43,784